LEASES (Schedule of Lease Income and Expenses) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net lease costs	$ 513,504	$ 664,315	$ 1,044,628	$ 1,471,704	$ 2,703,659	$ 2,466,398
Selling, General and Administrative Expenses [Member]
Operating lease costs	590,072	664,315	1,166,611	1,410,843	2,642,798	2,234,988
Sublease income	(76,568)		(121,983)
Direct costs [Member]
Operating lease costs				$ 60,861	$ 60,861	$ 231,410